Non-controlling Interests and Redeemable non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2019
Noncontrolling Interest [Abstract]
Net Loss Attributable to Non-controlling Interests	effect attributable to non-controlling interests for the years ended December 31 consists of the following:

	2019	2018
HLBV and other adjustments attributable to:
Non-controlling interests - tax equity partnership units	$(55,963)	$(103,150)
Non-controlling interests - redeemable tax equity partnership units	(9,006)	(7,545)
Other net earnings attributable to:
Non-controlling interests	2,553	2,174
	$(62,416)	$(108,521)
Redeemable non-controlling interest, held by related party	16,482	2,622
Net effect of non-controlling interests	$(45,934)	$(105,899)

Changes in Redeemable Non-Controlling Interest	s in redeemable non-controlling interests are as follows:

	Redeemable non-controlling interests held by related party		Redeemable non-controlling interests
	2019	2018	2019	2018
Opening balance	$307,622	$—	$33,364	$41,553
Net effect from operations	16,482	2,622	(9,006)	(7,545)
Contributions, net of costs	—	305,000	3,403	—
Dividends and distributions declared	(18,241)	—	(1,848)	(644)
Closing balance	$305,863	$307,622	$25,913	$33,364
Durin